CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Unrealized losses on marketable securities, tax benefit	$ 1,075	$ 2,032	$ 271
Reclassification of unrealized gains (benefits) expense on marketable securities to income, tax expense	728	(3)	84
Unrealized gain (loss) on cash flow hedges, tax benefit (expense)	(30)	(136)	882
Reclassification of unrealized losses (gains) on cash flow hedges to earnings, tax (benefit) expense	$ (19)	$ 254	$ 471